Share-based compensation (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized		1,610,432	1,610,432
Vesting period		4 years
Expiration period		6 years
Vesting on 1st year anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	25.00%	25.00%
Vesting ratably over the remaining three years
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage	75.00%	75.00%